INCOME TAX (Tables)	11 Months Ended
Dec. 31, 2020
INCOME TAX
Schedule of Company's net deferred tax assets

The Company’s net deferred tax assets are as follows:

December 31,
2020
Deferred tax asset
Net operating loss carryforward	$—
Organizational costs/Startup expenses	754,457
Total deferred tax asset	754,457
Valuation allowance	(754,457)
Deferred tax asset, net of allowance	$—

Schedule of components of income tax provision

The income tax provision consists of the following:

December 31,
2020
Federal
Current	$36,632
Deferred	(754,457)

State
Current	$—
Deferred	—
Change in valuation allowance	754,457
Income tax provision	$36,632

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31,
2020
(As Restated)
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Permanent difference-warrant liability	-20.46%
Change in valuation allowance	-0.57%
Income tax provision	-0.03%